Deferred Tax Assets and Liabilities - Additional Information (Detail) ₺ in Thousands	12 Months Ended
Dec. 31, 2017 TRY (₺)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unrecognized deferred income tax assets	₺ 502,523
Loss carried forward	₺ 2,698,248